Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

5. Acquisitions

The following table outlines the number of acquisitions completed by the Company in each of its business segments for the year ended December 31, 2012 and 2011. Acquisitions may include all of the issued and outstanding share capital of the purchased company or a company's assets, including various current assets and liabilities. Each of the acquisitions completed constitutes a business.

					December 31
			2012			2011
	Assets	Shares	Total	Assets	Shares	Total

Canada	4	2	6	2	1	3
U.S. south	7	1	8	7	1	8
U.S. northeast	1	4	5	3	-	3
Total acquisitions	12	7	19	12	2	14

The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies. Pro forma revenues and net income for these acquisitions have not been disclosed as the acquired companies are immaterial both individually and in the aggregate. Certain purchase price allocations for acquisitions completed in the current year are absent final fair value adjustments. The results from these acquisitions have been included in the Company's financial statements from the date of closing.

The payment of contingent consideration, for acquisitions completed prior to 2009, which will result from meeting various business performance targets is also subject to final adjustment. Final fair value adjustments occurring during the measurement period that change the fair value of certain assets or liabilities are recorded to the original purchase price allocation.

Cash consideration paid, and its preliminary allocation to the fair value of net assets acquired, is as follows:

	December 31
	2012	2011

Consideration
Cash, including holdbacks (as applicable)	$308,314	$148,272

Net assets acquired
Cash	717	-
Accounts receivable	18,176	6,315
Intangibles (Note 8)	79,730	37,262
Goodwill (Note 9)	146,702	57,976
Capital assets	90,396	43,449
Accounts payable	(17,059)	(5,205)
Long-term debt	(2,628)	-
Remediation liabilities	(200)	-
Deferred income taxes	(7,520)	8,475
Total net assets acquired	$308,314	$148,272

Consideration by segment (including holdbacks (as applicable))
Canada	$69,271	$3,602
U.S. south	145,766	128,781
U.S. northeast	93,277	15,889
Total consideration	$308,314	$148,272

Goodwill recorded by segment
Canada	$28,167	$2,139
U.S. south	71,512	48,884
U.S. northeast	47,023	6,953
Total goodwill	$146,702	$57,976

Goodwill expected to be deductible for tax purposes	$99,777	$51,699

	December 31
	2012	2011

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$281,970	$139,683

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$343	$174

Transaction costs (included in selling, general and
administration expense)	$2,507	$1,880

In connection with the acquisition of a company's shares completed in the third quarter of 2010, the Company subsequently elected under section 338(h)(10) of the Internal Revenue Code to deem the acquisition as a sale of assets for tax purposes. In this regard, the Company has borne the tax burden accruing to the seller as a result of the election after determining that the present value of the future tax savings exceeds the cost payable to the seller for the step-up in basis. Accordingly, during the year ended December 31, 2011 the Company paid the seller an additional $5,237 of cash consideration and recognized a $6,433 reduction to recorded goodwill and an increase in deferred tax assets of $11,670. These amounts are included in the table above.

The Company typically holds back a portion of amounts due to sellers subject to the acquired operations meeting various business performance conditions. These conditions are generally short term in nature and the Company has assessed the fair value of its obligation for payment as the full amount of the hold back. In certain circumstances, the Company has also agreed to pay sellers additional amounts for meeting certain business performance targets which are longer in term. The Company has assessed the fair value of its obligation for payment as the full amount of the additional consideration it expects to pay discounted back to the date of acquisition. Holdback and additional amounts payable for current period acquisitions totaled $25,627 as at December 31, 2012 (December 31, 2011 - $8,589).